Accounting policies - Adoption of IFRS 9 - Coverage ratio (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for impairment losses
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	$ (21,217)
Financial assets at amortized cost category
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	$ 751,448
Loans and advances to customers | Stage 1
Initial adoption of IFRS 9
Coverage ratio	1.28%
Loans and advances to customers | Stage 2
Initial adoption of IFRS 9
Coverage ratio	19.63%
Loans and advances to customers | Stage 3
Initial adoption of IFRS 9
Coverage ratio	43.92%
Loans and advances to customers | Gross carrying amount
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	$ 626,349
Loans and advances to customers | Gross carrying amount | Stage 1
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	583,871
Loans and advances to customers | Gross carrying amount | Stage 2
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	24,346
Loans and advances to customers | Gross carrying amount | Stage 3
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	18,132
Loans and advances to customers | Allowance for impairment losses
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	$ (20,199)	$ (17,883)	$ (18,749)
Coverage ratio	3.22%
Loans and advances to customers | Allowance for impairment losses | Stage 1
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	$ (7,456)
Loans and advances to customers | Allowance for impairment losses | Stage 2
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	(4,780)
Loans and advances to customers | Allowance for impairment losses | Stage 3
Initial adoption of IFRS 9
Financial assets, carrying amount immediately after initial application of IFRS 9	$ (7,963)